UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.1%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.29	5/1/12	1,000,000	a	1,000,000

Arizona--1.1%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.27	5/7/12	1,010,000	a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.25	5/7/12	7,600,000	a	7,600,000

California--7.4%
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank NA)	0.36	5/7/12	17,815,000	a	17,815,000
California Statewide Communities
Development Authority, MFHR
(P-FLOATS Series MT-381)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.45	5/7/12	13,995,000 a,b,c		13,995,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.23	5/7/12	21,900,000	a	21,900,000
California Statewide Communities
Development Authority, Revenue, CP
(Kaiser Permanente)	0.25	10/18/12	5,000,000		5,000,000

Colorado--5.1%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	7,000,000		7,021,068
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.45	5/7/12	2,560,000	a	2,560,000
Colorado Housing and Finance
Authority, EDR (Wanco, Inc.
Project) (LOC; U.S. Bank NA)	0.45	5/7/12	2,235,000	a	2,235,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.25	5/7/12	13,500,000	a	13,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (Denver City and

County, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.28	5/7/12	15,000,000 a,b,c		15,000,000

Florida--3.4%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.30	5/7/12	13,230,000	a	13,230,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(Insured; Berkshire Hathaway
Assurance Corporation)	0.23	5/7/12	6,105,000	a	6,105,000
Palm Beach County,
Revenue, Refunding (Pine Crest
Preparatory School, Inc.
Project) (LOC; Bank of America)	0.34	5/7/12	7,565,000	a	7,565,000

Georgia--5.3%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.25	5/8/12	20,000,000		20,000,000
Georgia,
GO Notes	5.00	9/1/12	1,500,000		1,524,253
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	5,400,000		5,447,500
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project) (LOC; Bank of
Montreal)	0.24	5/7/12	15,000,000	a	15,000,000

Illinois--.0%
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.25	5/1/12	100,000	a	100,000

Indiana--1.3%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.37	5/7/12	2,750,000	a	2,750,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.32	5/7/12	1,935,000	a	1,935,000
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	2,950,000		2,967,823
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.37	5/7/12	2,950,000	a	2,950,000

Kansas--1.4%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; U.S. Bank NA)	0.28	5/7/12	8,105,000	a	8,105,000
Olathe,
Health Facilities Revenue
(Olathe Medical Center) (LOC;
Bank of America)	0.30	5/1/12	2,900,000	a	2,900,000

Kentucky--1.0%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.33	5/7/12	7,965,000	a	7,965,000

Louisiana--1.9%
Ascension Parish,
CP (BASF SE)	0.37	5/11/12	5,000,000		5,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp. and LOC; FHLB)	0.45	5/7/12	10,000,000	a	10,000,000

Maryland--4.3%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Trust)	0.38	5/7/12	5,675,000	a	5,675,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.28	5/7/12	5,440,000	a	5,440,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.26	5/7/12	2,500,000	a	2,500,000
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities)	5.25	6/1/12	5,560,000		5,582,702
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins University)	0.21	5/7/12	14,590,000		14,590,000

Massachusetts--1.9%
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(P-FLOATS Series MT-319)
(Liquidity Facility; FHLMC and

LOC; FHLMC)	0.45	5/7/12	15,440,000 a,b,c		15,440,000

Michigan--3.3%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.27	5/7/12	16,000,000	a	16,000,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.30	5/7/12	3,795,000	a	3,795,000
University of Michigan,
General Revenue, CP	0.14	7/10/12	6,210,000		6,210,000

Minnesota--2.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.27	5/7/12	7,000,000	a	7,000,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.25	3/1/13	3,500,000		3,524,691
University of Minnesota,
CP	0.17	7/9/12	10,150,000		10,150,000

Missouri--1.0%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.15	5/8/12	8,000,000		8,000,000

Nevada--2.1%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/19/12	17,000,000		17,000,000

New Hampshire--.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.29	5/7/12	4,900,000	a	4,900,000

New Jersey--.8%
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	6,100,000		6,123,293

New York--11.6%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.30	5/7/12	10,530,000	a	10,530,000
Erie County Fiscal Stability
Authority, Revenue, BAN	1.50	7/31/12	10,000,000		10,028,578
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	5,000,000		5,004,316

JPMorgan Chase Putters/Drivers
Trust (Series 4089) (New York
State Thruway Authority,
Second General Highway Bridge
Trust Fund Revenue) (Liquidity
Facility; JPMorgan Chase Bank)	0.25	5/1/12	25,000,000 a,b,c		25,000,000
New York City,
GO Notes (LOC; Citibank NA)	0.23	5/7/12	25,000,000	a	25,000,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.30	5/7/12	7,800,000	a	7,800,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	8,700,000		8,728,128

North Carolina--.9%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/12	3,700,000	a	3,700,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Raleigh School Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/12	3,500,000	a	3,500,000

Ohio--2.5%
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	0.37	5/7/12	1,760,000	a	1,760,000
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	0.23	5/1/12	3,000,000	a	3,000,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
Citibank NA and LOC; GNMA)	0.35	5/7/12	12,130,000	a	12,130,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,000,000		3,005,176

Oklahoma--.5%
Oklahoma Water Resource Board,
State Loan Program Revenue	0.35	6/1/12	4,165,000		4,165,000

Pennsylvania--14.0%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	10,800,000		10,840,088
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	0.37	5/7/12	2,820,000	a	2,820,000
Chester County Health and
Education Facilities

Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.26	5/7/12	10,045,000	a	10,045,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	14,700,000	a	14,700,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.30	5/7/12	7,195,000	a	7,195,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.40	5/7/12	16,000,000	a	16,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Bank of
Tokyo-Mitsubishi UFJ Trust
Company)	0.25	5/7/12	5,000,000	a	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	0.37	5/7/12	2,400,000	a	2,400,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.57	5/7/12	20,000,000	a	20,000,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.55	5/7/12	10,000,000	a	10,000,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.25	5/7/12	7,000,000 a,b,c		7,000,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Trust)	0.40	5/7/12	4,675,000	a	4,675,000

Tennessee--3.8%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/12	3,000,000	a	3,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,

Refunding (Belmont University
Project) (LOC; FHLB)	0.25	5/7/12	6,100,000	a	6,100,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	4/1/13	4,100,000		4,129,981
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Bank of
America)	0.40	5/7/12	8,520,000	a	8,520,000
Tennessee,
CP	0.22	6/5/12	8,000,000		8,000,000

Texas--15.4%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.29	5/7/12	10,000,000	a	10,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wells
Fargo Bank)	0.34	5/7/12	3,660,000	a	3,660,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.20	6/6/12	13,000,000		13,000,000
Garland Independent School
District, CP (Liquidity
Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	0.40	5/2/12	21,800,000		21,800,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	1,700,000		1,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	17,300,000		17,300,000
North Texas Higher Education
Authority, Inc., Student Loan
Revenue (LOC: Bank of America
and Lloyds TSB Bank LLC)	0.38	5/7/12	18,000,000	a	18,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.37	5/11/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding

(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.25	5/7/12	5,000,000 a,b,c		5,000,000
Texas,
CP (Liquidity Facility; Wells
Fargo Bank)	0.14	5/10/12	5,550,000		5,550,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.26	5/7/12	16,000,000	a	16,000,000
Wells Fargo Stage Trust (Series
51-C) (Klein Independent
School District, Unlimited Tax
Schoolhouse Bonds) (Liquidity
Facility; Wells Fargo Bank and
LOC; Permanent School Fund
Guarantee Program)	0.25	5/7/12	5,000,000 a,b,c		5,000,000

Utah--1.3%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; JPMorgan
Chase Bank)	0.24	5/1/12	100,000	a	100,000
Utah State Board of Regents,
Student Loan Revenue (LOC;
Royal Bank of Canada)	0.27	5/7/12	10,000,000	a	10,000,000

Virginia--1.7%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.35	5/7/12	13,520,000	a	13,520,000

Washington--2.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.32	5/7/12	4,280,000	a	4,280,000
Port of Tacoma,
Revenue, CP (LOC; Bank of
America)	0.48	5/2/12	17,000,000		17,000,000

Wisconsin--.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.36	5/7/12	6,145,000	a	6,145,000

Total Investments (cost $790,942,597)			99.8%		790,942,597
Cash and Receivables (Net)			.2%		1,397,307
Net Assets			100.0%		792,339,904

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to $86,435,000 or 10.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	790,942,597
Level 3 - Significant Unobservable Inputs	-
Total	790,942,597

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)